PROPERTY AND EQUIPMENT	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	September 30, 2025	March 31, 2025
Equipment	1,452	-
Hardware	1,000,000
Less: accumulated depreciation	(99)	-
Property, plant and equipment, net	$1,001,353	$-

During the six months ended September 30, 2025 and 2024, the Company incurred depreciation expense of $99 and nil, respectively.